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                            RULE 497(j) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectus and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 48 to BB&T Fund's Registration Statement on Form N-1A filed on July 28, 2006 and effective July 31, 2006 pursuant to Rule 485(b):

1. Prospectus, dated July 31, 2006, relating to the Sterling Capital Small Cap Value Fund Sterling Shares.

2. Statement of Additional Information, dated July 31, 2006, relating to the Sterling Capital Small Cap Value Fund Sterling Shares.

The text of Post-Effective Amendment No. 48 to the Registration Statement was filed electronically.

                                        BB&T Funds
                                        Registrant


                                        /s/ Keith F. Karlawish
                                        ----------------------------------------
                                        *Keith F. Karlawish
                                        President


                                   *By: /s/ Alan G. Priest
                                        ----------------------------------------
                                        Alan G. Priest
                                        Attorney in Fact

August 1, 2006